S000014608 [Member] Expense Example, No Redemption - Nuveen Large Cap Value Opportunities Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 671
Expense Example, No Redemption, 3 Years	947
Expense Example, No Redemption, 5 Years	1,287
Expense Example, No Redemption, 10 Years	2,244
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	626
Expense Example, No Redemption, 5 Years	1,144
Expense Example, No Redemption, 10 Years	2,568
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	316
Expense Example, No Redemption, 5 Years	622
Expense Example, No Redemption, 10 Years	$ 1,491